Income Taxes (Details 1) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net loss before tax	$ (2,561,507)	$ (20,116,938)	$ (15,134,485)
Provision for income taxes at Hong Kong statutory income tax rate (16.5%)	(422,649)	(3,319,294)	(2,497,190)
Impact of different tax rates in other jurisdictions		(91,623)	(3,066)
Non-taxable income		(389,714)	(95,018)
Non-deductible expenses		702,433	540,893
Prior year tax effect	(576,970)
Change in valuation allowance	999,619	3,098,198	2,054,381
Effective income tax expense